UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ValMark Advisers, Inc.
Address: 130 Springside Drive, Suite 300
         Akron, OH  44333

13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael McClary
Title:     VP, CIO, ValMark Advisers,Inc.
Phone:     800-765-5201

Signature, Place, and Date of Signing:

 /s/ Michael McClary     Akron, OH     July 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $1,366,208 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLAYMORE EXCHANGE TRD FD TR    GUGG TIMBER ETF  18383Q879    24458  1454962 SH       SOLE                   725540        0   729422
EXXON MOBIL CORP               COM              30231G102      221     2580 SH       SOLE                        0        0     2580
FIRST TR BICK INDEX FD         COM SHS          33733H107    10088   449809 SH       SOLE                        0        0   449809
FLEXSHARES TR                  IBOXX 3R TARGT   33939L506     3529   139497 SH       SOLE                        0        0   139497
INTERNATIONAL BUSINESS MACHS   COM              459200101      284     1453 SH       SOLE                        0        0     1453
ISHARES INC                    MSCI BRAZIL      464286400     5539   107129 SH       SOLE                   106934        0      195
ISHARES TR                     DJ SEL DIV INX   464287168      433     7708 SH       SOLE                        0        0     7708
ISHARES TR                     BARCLYS TIPS BD  464287176   139893  1168695 SH       SOLE                   512303        0   656392
ISHARES TR                     IBOXX INV CPBD   464287242    69736   593045 SH       SOLE                   214157        0   378888
ISHARES TR                     S&P500 GRW       464287309   142041  1932272 SH       SOLE                   990668        0   941604
ISHARES TR                     S&P 500 VALUE    464287408   134262  2155778 SH       SOLE                   998137        0  1157641
ISHARES TR                     BARCLYS 7-10 YR  464287440    26835   248632 SH       SOLE                        0        0   248632
ISHARES TR                     BARCLYS 1-3 YR   464287457     5558    65880 SH       SOLE                      231        0    65649
ISHARES TR                     S&P MIDCAP 400   464287507   129996  1380438 SH       SOLE                   725876        0   654562
ISHARES TR                     S&P SMLCAP 600   464287804   112895  1540811 SH       SOLE                   876319        0   664492
ISHARES TR                     S&P NTL AMTFREE  464288414     1356    12319 SH       SOLE                        0        0    12319
ISHARES TR                     HIGH YLD CORP    464288513    60128   658647 SH       SOLE                   334124        0   324523
ISHARES TR                     BARCLYS 3-7 YR   464288661    11410    92762 SH       SOLE                    75214        0    17548
ISHARES TR                     US PFD STK IDX   464288687      581    14895 SH       SOLE                        0        0    14895
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      210     2675 SH       SOLE                        0        0     2675
MERCK & CO INC NEW             COM              58933Y105      562    13466 SH       SOLE                        0        0    13466
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769    18491   758446 SH       SOLE                   295164        0   463282
PROCTER & GAMBLE CO            COM              742718109      233     3803 SH       SOLE                        0        0     3803
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      244     6600 SH       SOLE                        0        0     6600
SHERWIN WILLIAMS CO            COM              824348106     2823    21329 SH       SOLE                        0        0    21329
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400     5558    87260 SH       SOLE                    87260        0        0
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541    41142   864698 SH       SOLE                   322286        0   542412
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    39643  1077840 SH       SOLE                   550512        0   527328
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      904    36992 SH       SOLE                        0        0    36992
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458     1906    78974 SH       SOLE                        0        0    78974
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474    27795   912802 SH       SOLE                   397680        0   515122
SPDR SERIES TRUST              DB INT GVT ETF   78464A490    43583   740208 SH       SOLE                   288284        0   451924
SPDR SERIES TRUST              DJ REIT ETF      78464A607    32916   451590 SH       SOLE                   203482        0   248108
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718    25472   313003 SH       SOLE                   165190        0   147813
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775   163187  3982115 SH       SOLE                  2222947        0  1759168
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    25899   648611 SH       SOLE                   302551        0   346060
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      297     5241 SH       SOLE                        0        0     5241
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1390    44018 SH       SOLE                        0        0    44018
VANGUARD WORLD FDS             ENERGY ETF       92204A306     6821    70111 SH       SOLE                    69659        0      452
VANGUARD WORLD FDS             MATERIALS ETF    92204A801     6782    87233 SH       SOLE                    86833        0      400
WISDOMTREE TR                  EM LCL DEBT FD   97717X867    35561   702507 SH       SOLE                   327107        0   375400
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     5546   321887 SH       SOLE                   321887        0        0